CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	R$ 2,575,291	R$ 2,284,810
Marketable securities	2,070,438	654,479
Trade accounts receivable	3,051,834	3,184,780
Inventories	246,602	203,278
Recoverable indirect taxes, charges and contributions	374,015	420,284
Recoverable direct taxes, charges and contributions	1,421,112	1,395,193
Prepaid expenses	149,796	175,868
Derivative financial instruments	262,666	16,602
Leases	5,357	4,931
Regulatory credits recoverable	43,906	33,090
Other	210,539	80,814
Total current assets	10,411,556	8,454,129
Long-term assets
Marketable securities	7,061	3,849
Trade accounts receivable	128,827	103,075
Recoverable indirect taxes, charges and contributions	856,786	823,349
Recoverable direct taxes, charges and contributions	1,277,127	2,367,607
Deferred income tax and social contribution	550,646
Judicial deposits	794,755	1,006,899
Prepaid expenses	73,598	69,656
Derivative financial instruments	239,423	29,909
Leases	156,841	151,447
Other	30,024	58,514
Total long-term assets	4,115,088	4,614,305
Property, plant and equipment	18,100,698	17,612,164
Intangible assets	9,027,075	9,668,326
Total non-current assets	31,242,861	31,894,795
Total assets	41,654,417	40,348,924
Current liabilities
Suppliers	3,128,732	3,923,035
Loans and financing	1,689,385	1,384,180
Leases	1,054,709	873,068
Derivative financial instruments	7,273	858
Labor obligations	272,635	218,421
Indirect taxes, charges and contributions payable	935,778	463,606
Direct taxes, charges and contributions payable	296,299	296,305
Dividends and interest on shareholders' equity payable	538,576	577,837
Authorizations payable	102,507	88,614
Deferred revenues	266,436	281,930
Other	9,626	9,625
Total current liabilities	8,301,956	8,117,479
Non-current liabilities
Loans and financing	655,647	644,908
Derivative financial instruments	28,893	3,547
Leases	7,324,126	6,907,802
Indirect taxes, charges and contributions payable	3,102	2,997
Direct taxes, charges and contributions payable	212,444	212,310
Deferred income tax and social contribution		47,734
Provision for legal and administrative proceedings	886,947	840,637
Pension plan and other post-employment benefits	7,346	5,782
Authorizations payable	232,940	237,723
Deferred revenues	755,488	827,182
Other	62,783	69,005
Total non-current liabilities	10,169,716	9,799,627
Total liabilities	18,471,672	17,917,106
Shareholders' equity
Share capital	13,477,891	9,866,298
Capital reserves	397,183	410,650
Profit reserve	9,317,356	12,159,162
Equity valuation adjustments	(4,848)	(1,088)
Treasury shares	(4,837)	(3,204)
Total shareholders' equity	23,182,745	22,431,818
Total liabilities and shareholders' equity	R$ 41,654,417	R$ 40,348,924